Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
Net loss	$ (9,312,145)	$ (1,593,394)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	10,385	12,268
Amortization of right of use assets	284,169	198,914
Bad debt provision	579,265	426,971
Unrealized loss on investments	354,781	529,488
Amortization of debt discount	1,108,088
Stock issued for services	37	560,000
Changes in operating assets and liabilities
Accounts receivable, net	(449,210)	(560,215)
Inventory, at cost	(1,914,007)	393,636
Deposits and prepaids	(303,457)	(61,177)
Prepaid offering costs	(1,999,475)
Operating lease liability	(340,897)	(202,437)
Deferred tax asset	(209,768)	(20,759)
Accounts payable and accrued expenses	42,233	363,694
Deferred revenue	(29,251)	(263,625)
Income tax payable	(77,377)	(169,615)
Accrued employee benefits, non-current	3,090	13,147
Net cash from activities	(12,253,539)	(373,104)
Cash Flows from Investing Activities
Investment in note receivable	(2,500,000)
Net cash from investing activities	(2,500,000)
Cash Flows from Financing Activities
Net activity on due to related parties	14,422	(79,064)
Funds raised in IPO, gross	13,614,983
Funds raised in convertible notes	1,840,000
Net cash from financing activities	15,469,405	(79,064)
Foreign currency translation adjustment	(13,673)	(27,063)
Change in cash and cash equivalents	702,193	(479,231)
Cash and cash equivalents at beginning of period	236,821	716,052
Cash and cash equivalents at end of period	939,014	236,821
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income taxes	247,313	80,375
Non-Cash Investing and Financing Activities
Stock issued for prepaid IPO services		5,040,000
Capital receivable of convertible notes	1,472,000
Operating lease liability and right of use asset	836,697
Conversion of debt to equity	3,600,000
Conversion of warrants of convertible notes to equity	820,088
Conversion of underwriter’s warrant to equity	$ 37